GENERAL - Schedule of holding percentage of joint venture agreement (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Jet talk Limited (“Jet-Talk”)
Joint venture agreement
Holding percentage	51.00%	51.00%